Revenue and Segment Information (Details) - Schedule of Timing of Transfer of Good or Services - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue and Segment Information (Details) - Schedule of Timing of Transfer of Good or Services [Line Items]
Total Revenue	$ 373,676	$ 364,405	$ 144,311
Sales of Halal products [Member]
Revenue and Segment Information (Details) - Schedule of Timing of Transfer of Good or Services [Line Items]
Total Revenue	373,676	364,405
Development, sales and distribution of 3D autostereoscopic products and conversion equipment [Member]
Revenue and Segment Information (Details) - Schedule of Timing of Transfer of Good or Services [Line Items]
Total Revenue			2,974
Sales of air- filter products [Member]
Revenue and Segment Information (Details) - Schedule of Timing of Transfer of Good or Services [Line Items]
Total Revenue			$ 141,337